Equity - Non-controlling interests - Comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Credit part of comprehensive income attributable to non-controlling interests	€ 256	€ 299	€ 297
Debit part of comprehensive income attributable to non-controlling interests	(98)	(69)	(84)
Total part of comprehensive income attributable to non-controlling interests	158	230	213
Sonatel [member]
Disclosure of classes of share capital [line items]
Credit part of comprehensive income attributable to non-controlling interests	176	181	195
Orange Belgium [member]
Disclosure of classes of share capital [line items]
Credit part of comprehensive income attributable to non-controlling interests	25	16	15
Orange Cote d'Ivoire [member]
Disclosure of classes of share capital [line items]
Credit part of comprehensive income attributable to non-controlling interests	39	36	26
Orange Bank [member]
Disclosure of classes of share capital [line items]
Debit part of comprehensive income attributable to non-controlling interests	(50)	(62)	(62)
Jordan Telecom and subsidiaries [member]
Disclosure of classes of share capital [line items]
Credit part of comprehensive income attributable to non-controlling interests		15	20
Debit part of comprehensive income attributable to non-controlling interests	(3)
Orange Polska and subsidiaries [member]
Disclosure of classes of share capital [line items]
Credit part of comprehensive income attributable to non-controlling interests		€ 12
Debit part of comprehensive income attributable to non-controlling interests	€ (35)		€ (17)